Derivative financial instruments and Short positions (Details 4) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Swap contract [member]
IfrsStatementLineItems [Line Items]
Notional	R$ 811,921,799	R$ 393,351,898	R$ 418,137,448
Option contract [member]
IfrsStatementLineItems [Line Items]
Notional	857,662,210	1,150,540,616	1,130,172,099
Futures contract [member]
IfrsStatementLineItems [Line Items]
Notional	325,170,914	278,348,786	287,984,278
Forward Contracts And Others [Member]
IfrsStatementLineItems [Line Items]
Notional	331,009,278	152,669,932	167,611,313
Trading Assets [Member] | Swap contract [member]
IfrsStatementLineItems [Line Items]
Notional	402,812,781	393,351,898	R$ 418,137,448
Stock Exchange [Member] | Option contract [member]
IfrsStatementLineItems [Line Items]
Notional	782,343,569	1,076,649,948
Stock Exchange [Member] | Futures contract [member]
IfrsStatementLineItems [Line Items]
Notional	325,170,914	278,348,786
Stock Exchange [Member] | Forward Contracts And Others [Member]
IfrsStatementLineItems [Line Items]
Notional	28,054,581	6,790,867
Stock Exchange [Member] | Trading Assets [Member] | Swap contract [member]
IfrsStatementLineItems [Line Items]
Notional	93,891,622	45,837,011
Over The Counter [Member] | Option contract [member]
IfrsStatementLineItems [Line Items]
Notional	75,318,641	73,890,668
Over The Counter [Member] | Futures contract [member]
IfrsStatementLineItems [Line Items]
Notional
Over The Counter [Member] | Forward Contracts And Others [Member]
IfrsStatementLineItems [Line Items]
Notional	302,954,697	145,879,065
Over The Counter [Member] | Trading Assets [Member] | Swap contract [member]
IfrsStatementLineItems [Line Items]
Notional	R$ 718,030,177	R$ 347,514,887